                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders

Morgan Stanley Small-Mid Special Value Fund

Letter to the Shareholders ▪ April 30, 2003

Dear Shareholder:

For the period May 28, 2002 (the Fund's inception date) to April 30, 2003, the equity markets continued to be volatile. During the period, there was a rebound in the fourth quarter of 2002, led by technology stocks. However, stocks gave back some of their gains during December and January, amid escalating geopolitical uncertainty with respect to Iraq and North Korea. Concerns remained about the psychology of the consumer, especially in light of unemployment levels, which hit an eight-year high of six percent. In addition, energy prices rose sharply triggered by increased tensions with Iraq and an oil strike in Venezuela.

By April, the equity markets once again showed strong performance, which was a continuation of the market upswing that began in late March. In general, small-cap stocks outperformed large-cap stocks during the month of April.

Performance and Portfolio Strategy

For the period May 28, 2002 (the Fund's inception date) to April 30, 2003, the Fund's Class A, B, C and D shares produced total returns of –4.20 percent, –4.90 percent, –4.90 percent and –4.00 percent, respectively. During the same period, the Fund's benchmark, the Russell 2500 Value Index, returned –14.04 percent and the Lipper Mid-Cap Value Index returned –16.08 percent. Performance varies among the Fund's four classes as a result of different expenses associated with the various classes. These figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Past performance is no guarantee of future results.

The Fund's outperformance relative to its benchmark during the period can be attributed primarily to stock selection, particularly in the financial services and technology sectors. MSC. Software Corp. was the biggest detractor to performance. Conversely, the best performing issues included Terex Corp., a construction and heavy machinery manufacturer, BearingPoint, Inc., a consulting company, and Coca-Cola Femsa, the Mexico-based bottler for the Coca-Cola Company.

We appreciate your ongoing support of Morgan Stanley Small-Mid Special Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Morgan Stanley Small-Mid Special Value Fund

Annual Householding Notice ▪ April 30, 2003

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Small-Mid Special Value Fund

Fund Performance ▪ April 30, 2003

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses. Total returns for periods less than one year are cumulative, not annualized.

Total Returns – Period Ended April 30, 2003

Class A Shares*
Since Inception (5/28/02)	(4.20)	% (1)	(9.23)	% (2)

Class B Shares**
Since Inception (5/28/02)	(4.90)	% (1)	(9.65)	% (2)

Class C Shares†
Since Inception (5/28/02)	(4.90)	% (1)	(5.85)	% (2)

Class D Shares††
Since Inception (5/28/02)	(4.00)	% (1)

(1)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)	Closing value assuming a complete redemption on April 30, 2003.
(4)	The Russell 2500 Value Index measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(5)	The Lipper Mid-Cap Value Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Fund Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments ▪ April 30, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Aerospace & Defense (2.5%)
130,800	DRS Technologies, Inc.*	$3,663,708
	Agricultural Commodities/Milling (2.2%)
113,600	Bunge Ltd.	3,181,936
	Apparel/Footwear (1.1%)
53,400	Reebok International Ltd.*	1,658,604
	Beverages: Non-Alcoholic (2.1%)
144,610	Coca-Cola Femsa S.A. de C.V. (Series L) (ADR)	3,072,962
	Biotechnology (0.8%)
329,500	Bio-Technology General Corp.*	1,140,070
	Building Products (0.3%)
45,000	AZZ Inc.*	462,600
	Casino/Gaming (0.8%)
33,500	GTECH Holdings Corp.*	1,127,945
	Chemicals: Agricultural (3.2%)
211,400	Agrium Inc. (Canada)	2,390,934
135,500	Monsanto Co.	2,357,700
		4,748,634
	Chemicals: Specialty (0.5%)
50,900	Lyondell Chemical Co.	740,595
	Commercial Printing/Forms (2.1%)
275,800	Moore Corp. Ltd. (Canada)*	3,149,636
	Electric Utilities (5.1%)
78,300	Pepco Holdings, Inc.	1,345,194
105,300	PNM Resources Inc.	2,336,607
44,900	SCANA Corp.	1,425,126
91,200	Wisconsin Energy Corp.	2,401,296
		7,508,223
	Electrical Products (1.5%)
68,700	Hubbell, Inc. (Class B)	2,205,270
	Electronic Equipment/ Instruments (1.7%)
56,000	Scientific-Atlanta, Inc.	910,000
88,700	Thermo Electron Corp.*	1,611,679
		2,521,679
	Electronic Production Equipment (1.5%)
76,000	Novellus Systems, Inc.*	$2,131,040
	Electronics/Appliance Stores (1.5%)
121,800	Movie Gallery, Inc.	2,252,204
	Finance/Rental/Leasing (2.5%)
89,800	Doral Financial Corp.	3,592,898
	Financial Publishing/Services (1.1%)
44,200	Dun & Bradstreet Corp.*	1,670,760
	Food: Meat/Fish/Dairy (1.5%)
115,000	Smithfield Foods, Inc.*	2,254,000
	Gas Distributors (1.7%)
99,100	AGL Resources, Inc.	2,549,843
	Home Furnishings (0.9%)
55,300	Furniture Brands International, Inc.*	1,313,375
	Industrial Conglomerates (2.4%)
149,300	ALLETE, Inc.	3,547,368
	Industrial Machinery (1.1%)
101,300	Flowserve Corp.*	1,564,072
	Information Technology Services (4.7%)
395,000	BearingPoint, Inc.*	3,227,150
46,700	Black Box Corp.	1,482,725
215,100	Unisys Corp.*	2,237,040
		6,946,915
	Integrated Oil (2.3%)
80,000	Murphy Oil Corp.	3,332,000
	Internet Retail (0.7%)
128,700	1-800-FLOWERS.COM, Inc. (Class A)*	983,268
	Internet Software/Services (0.7%)
520,000	Vignette Corp.*	1,071,200
	Investment Managers (1.0%)
54,800	Federated Investors, Inc. (Class B)	1,495,492

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments ▪ April 30, 2003 continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance (4.9%)
252,400	Reinsurance Group of America, Inc.	$7,231,260
	Major Banks (1.1%)
42,000	Popular, Inc.	1,534,680
	Medical Specialties (4.3%)
60,000	Bard (C.R.), Inc.	3,802,800
66,100	DENTSPLY International, Inc.	2,475,445
		6,278,245
	Medical/Nursing Services (1.9%)
121,100	Apria Healthcare Group, Inc.*	2,839,795
	Miscellaneous Manufacturing (1.2%)
46,700	Ametek, Inc.	1,760,590
	Movies/Entertainment (2.9%)
301,800	Crown Media Holdings, Inc. (Class A)*	1,222,290
268,900	Metro-Goldwyn-Mayer Inc.*	2,998,235
		4,220,525
	Oil & Gas Production (7.2%)
58,700	Cabot Oil & Gas Corp.	1,438,150
84,100	Noble Energy, Inc.	2,792,120
70,000	Pioneer Natural Resources Co.*	1,674,400
131,200	Stone Energy Corp.*	4,609,056
		10,513,726
	Oilfield Services/Equipment (1.6%)
130,200	Universal Compression Holdings, Inc.*	2,361,828
	Packaged Software (1.8%)
416,800	MSC. Software Corp.*	2,575,824
	Pharmaceuticals: Other (1.6%)
64,200	Biovail Corp. (Canada)*	2,320,830
	Precious Metals (1.4%)
118,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)*	2,046,042
	Property – Casualty Insurers (0.7%)
22,000	RenaissanceRe Holdings Ltd. (Bermuda)	974,380
	Publishing: Books/Magazines (0.6%)
29,200	Scholastic Corp.*	$829,572
	Real Estate Investment Trusts (1.5%)
54,800	CarrAmerica Realty Corp.	1,429,184
29,900	First Industrial Realty Trust, Inc.	836,004
		2,265,188
	Regional Banks (3.7%)
82,750	Commerce Bancshares, Inc	3,132,088
115,100	Sky Financial Group, Inc.	2,320,416
		5,452,504
	Restaurants (1.5%)
134,900	AFC Enterprises, Inc.*	2,131,420
	Semiconductors (1.9%)
160,000	02Micro International Ltd. (Cayman Islands)*	1,870,400
120,600	Advanced Micro Devices, Inc.*	897,264
		2,767,664
	Specialty Insurance (3.1%)
18,500	Markel Corp.*	4,483,475
	Specialty Stores (1.0%)
95,200	Borders Group, Inc.*	1,523,200
	Specialty Telecommunications (1.0%)
220,000	Crown Castle International Corp.*	1,401,400
	Telecommunication Equipment (1.3%)
67,700	Harris Corp.	1,933,512
	Trucking (0.5%)
66,700	SCS Transportation Inc.*	799,066
	Trucks/Construction/ Farm Machinery (2.2%)
196,400	Terex Corp.*	3,250,420
	Total Common Stocks (Cost $134,668,233)	141,381,443

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Portfolio of Investments ▪ April 30, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (3.9%) Repurchase Agreement
$5,768	Joint repurchase agreement account 1.34% due 05/01/03 (dated 04/30/03; proceeds $5,768,215) (a) (Cost $5,768,000)	$5,768,000

Total Investments (Cost $140,436,233) (b)	100.3%	147,149,443
Liabilities in Excess of Other Assets	(0.3)	(507,978)
Net Assets	100.0%	$146,641,465

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $140,610,294. The aggregate gross unrealized appreciation is $12,272,390 and the aggregate gross unrealized depreciation is $5,733,241, resulting in net unrealized appreciation of $6,539,149.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2003

Assets:
Investments in securities, at value (cost $140,436,233)	$147,149,443
Receivable for:
Investments sold	650,047
Shares of beneficial interest sold	182,371
Dividends	48,057
Deferred offering costs	12,609
Prepaid expenses and other assets	45,247
Total Assets	148,087,774
Liabilities:
Payable for:
Investments purchased	950,284
Shares of beneficial interest redeemed	240,403
Distribution fee	100,042
Investment management fee	87,533
Accrued expenses and other payables	68,047
Total Liabilities	1,446,309
Net Assets	$146,641,465
Composition of Net Assets:
Paid-in-capital	$151,636,486
Net unrealized appreciation	6,713,210
Net realized loss	(11,708,231)
Net Assets	$146,641,465
Class A Shares:
Net Assets	$11,296,145
Shares Outstanding (unlimited authorized, $.01 par value)	1,179,075
Net Asset Value Per Share	$9.58
Maximum Offering Price Per Share, net asset value plus 5.25% of net asset value)	$10.08
Class B Shares:
Net Assets	$104,652,793
Shares Outstanding (unlimited authorized, $.01 par value)	11,000,450
Net Asset Value Per Share	$9.51
Class C Shares:
Net Assets	$18,177,609
Shares Outstanding (unlimited authorized, $.01 par value)	1,910,735
Net Asset Value Per Share	$9.51
Class D Shares:
Net Assets	$12,514,918
Shares Outstanding (unlimited authorized, $.01 par value)	1,303,542
Net Asset Value Per Share	$9.60

Statement of Operations

For the period May 28, 2002* through April 30, 2003

Net Investment Loss:
Income
Dividends (net of $6,096 foreign withholding tax)	$1,356,528
Interest	324,303
Total Income	1,680,831
Expenses
Investment management fee	965,938
Distribution fee (Class A shares)	21,702
Distribution fee (Class B shares)	894,837
Distribution fee (Class C shares)	165,227
Transfer agent fees and expenses	287,593
Offering costs	150,646
Professional fees	47,585
Shareholder reports and notices	18,631
Registration fees	16,051
Trustees' fees and expenses	10,472
Custodian fees	3,590
Other	5,938
Total Expenses	2,588,210
Less: amounts waived/reimbursed	(3,492)
Net Expenses	2,584,718
Net Investment Loss	(903,887)
Net Realized and Unrealized Gain (Loss):
Net realized loss	(11,708,231)
Net unrealized appreciation	6,713,210
Net Loss	(4,995,021)
Net Decrease	$(5,898,908)

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Financial Statements continued

Statement of Changes in Net Assets

FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(903,887)
Net realized loss	(11,708,231)
Net unrealized appreciation	6,713,210
Net Decrease	(5,898,908)
Net increase from transactions in shares of beneficial interest	152,440,373
Net Increase	146,541,465
Net Assets:
Beginning of period	100,000
End of Period	$146,641,465

*	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements ▪ April 30, 2003

1.   Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by primarily investing in common stocks and other equity securities of small and mid-size companies. The Fund was organized as a Massachusetts business trust on February 21, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or the Investment Manager determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements ▪ April 30, 2003 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Offering Costs — The Investment Manager incurred offering costs on behalf of the Fund in the amount of $163,255 which have been reimbursed by the Fund for the full amount thereof, exclusive of costs waived by the Investment Manager of $1,278. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements ▪ April 30, 2003 continued

The Investment Manager agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or November 28, 2002, whichever occurred first. On May 30, 2002, the Fund reached $50 million of net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,261,400 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,063, $361,188 and $33,972, respectively and received $393,431 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended April 30, 2003 aggregated $225,369,959 and $78,993,494, respectively. Included in the aforementioned transactions are purchases and sales of $13,342,733 and $787,080, respectively, with other Morgan Stanley Funds, including a realized loss of $58,170.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements ▪ April 30, 2003 continued

For the period ended April 30, 2003, the Fund incurred brokerage commissions of $124,544 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $700.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

As of April 30, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(5,960,983)
Post-October losses	(5,573,187)
Net unrealized appreciation	6,539,149
Total accumulated losses	$(4,995,021)

*   As of April 30, 2003, the Fund had a net capital loss carryforward of $5,960,983 which will expire on April 30, 2011 to offset future capital gains to the extent provided by regulations.

As of April 30, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss and a non-deductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $903,887.

Morgan Stanley Small-Mid Special Value Fund

Notes to Financial Statements ▪ April 30, 2003 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	SHARES	AMOUNT
CLASS A SHARES
Sold	1,595,457	$15,548,538
Redeemed	(418,882)	(3,808,270)
Net increase – Class A	1,176,575	11,740,268
CLASS B SHARES
Sold	13,592,180	131,732,787
Redeemed	(2,594,230)	(23,355,379)
Net increase – Class B	10,997,950	108,377,408
CLASS C SHARES
Sold	2,529,877	24,641,070
Redeemed	(621,642)	(5,623,888)
Net increase – Class C	1,908,235	19,017,182
CLASS D SHARES
Sold	2,096,092	20,565,439
Redeemed	(795,050)	(7,259,924)
Net increase – Class D	1,301,042	13,305,515
Net increase in Fund	15,383,802	$152,440,373

*	Commencement of operations.

Morgan Stanley Small-Mid Special Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE PERIOD MAY 28, 2002* THROUGH APRIL 30, 2003
	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)	(0.07)	(0.07)	0.01
Net realized and unrealized loss	(0.41)	(0.42)	(0.42)	(0.41)
Total loss from investment operations	(0.42)	(0.49)	(0.49)	(0.40)
Net asset value, end of period	$9.58	$9.51	$9.51	$9.60
Total Return†(1)	(4.20)%	(4.90)%	(4.90)%	(4.00)%
Ratios to Average Net Assets(2)(3):
Expenses	1.39%	2.17%	2.17%	1.17%
Net investment income (loss)	(0.08)%	(0.86)%	(0.86)%	0.14%
Supplemental Data:
Net assets, end of period, in thousands	$11,296	$104,653	$18,177	$12,515
Portfolio turnover rate(1)	69%	69%	69%	69%

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Small-Mid Special Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Small-Mid Special Value Fund (the "Fund"), including the portfolio of investments, as of April 30, 2003, and the related statement of operations and changes in net assets, and the financial highlights for the period May 28, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Small-Mid Special Value Fund as of April 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period May 28, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 9, 2003

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	123	Director of Weirton Steel Corporation.
Edwin J. Garn (70) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985) and Vice Chairman, Huntsman Corporation (chemical company); member of the Utah Regional Advisory Board of Pacific Corp.	123	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
Wayne E. Hedien (68) c/o Mayer, Brown, Rowe & Maw Counsel to the Independent Trustees 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	123	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (53) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	123	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).
Michael E. Nugent (66) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; director/ trustee of various investment companies managed by Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP (since July 2001); General Partner, Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	214	Director of various business organizations.

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Charles A. Fiumefreddo (69) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; formerly Chairman, Chief Executive Officer and Director of the Investment Manager, the Distributor and Morgan Stanley Services, Executive Vice President and Director of Morgan Stanley DW, Chairman and Director of the Transfer Agent, and Director and/or officer of various Morgan Stanley subsidiaries (until June 1998) and Chief Executive Officer of the Morgan Stanley Funds and the TCW/DW Term Trusts (until September 2002).	123	None
James F. Higgins (54) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since June 2000); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services); previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	123	None
Philip J. Purcell (59) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	123	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	Each Trustee serves an indefinite term, until his or her successor is elected.
**	The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Small-Mid Special Value Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mitchell M. Merin (49) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management (since December 1998); President, Director (since April 1997) and Chief Executive Officer (since June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor (since June 1998); Chairman (since June 1998) and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May 1999) of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999) and President and Chief Executive Officer (since October 2002) of the Van Kampen Open-End Funds and President and Chief Executive Officer (since December 2002) of the Van Kampen Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998), Chief Executive Officer (September 2002-April 2003) and Vice President (May 1997-April 1999) of the Morgan Stanley Funds and the TCW/DW Term Trusts, and Executive Vice President of Morgan Stanley.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Managing Director, Chief Administrative Officer and Director (since February 1999) of the Investment Manager and Morgan Stanley Services, Chief Executive Officer and Director of the Transfer Agent and Executive Vice President and Principal Executive Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since April 2003); previously Managing Director of the TCW Group Inc.
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President, Secretary and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since February 1997); Managing Director, Director and Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997 – December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent; Chief Investment Officer of the Van Kampen Funds.
Francis Smith (37) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President and Chief Financial Officer	Since September 2002	Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since September 2002); Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998–August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer	Since April 1989	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.

*	Each Officer serves an indefinite term, until his or her successor is elected.

Item 9 - Controls and Procedures

  The Trust's Principal executive officer and Principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

         1. I have reviewed this report on Form N-CSR of Morgan Stanley
Small-Mid Special Value Fund;

         2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

         3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

         4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940)
            for the registrant and have:

         a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

                                       3

         c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

         5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

         6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

         Date: June 20, 2003

                                                  Ronald E. Robison

                                                  Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                   CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

         1. I have reviewed this report on Form N-CSR of Morgan Stanley
Small-Mid Special Value Fund;

         2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

         3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

         4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940)
            for the registrant and have:

         (i)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (ii)  evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

         5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       5

         a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

         6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

         Date: June 20, 2003

                                                  Francis Smith

                                                  Principal Financial Officer

                                       6

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small-Mid Special Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2003                            Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                        FORM OF SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Small-Mid Special Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2003                               Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Small-Mid Special Value Fund and will be retained by
Morgan Stanley Small-Mid Special Value Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8